REPORTING ENTITY (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 21, 2016	Dec. 31, 2017
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Description of nature and extent of significant restrictions on transfer of funds to entity		Grupo Aval subsidiaries in Colombia should assign 10% of its profits as legal reserves before distributing any dividends to its shareholders. Domestic financial companies of Group Aval may not grant loans to other companies of Grupo Aval that exceed 10% of its regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable guarantee under the Superintendency of Finance rules. Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities.
Banco de Bogota S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary	58.49%	68.74%
Banco de Occidente S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary		72.27%
Banco Popular S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary		93.74%
Banco Comercial AV Villas S. A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary		79.89%
Corporacion Financiera Colombiana S.A. [Member]
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Line Items]
Proportion of voting rights held in subsidiary		58.49%